December 20, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Mr. Larry Greene

Re: Prudential Investment Portfolios 17: Form N-1A

Post-Effective Amendment No. 33 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 34 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 33-55441

Investment Company Act No. 811-07215

Dear Mr. Greene:

We filed through EDGAR on October 8, 2013 on behalf of Prudential Short Duration Multi-Sector Bond Fund (the “Fund”), a series of Prudential Investment Portfolios, Inc. 17 (formerly, Prudential Total Return Bond Fund) (the “Trust”), Post-Effective Amendment No. 33 to the Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 34 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”). The Amendment was filed under Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new series to the Trust.

This letter is intended to respond to the Staff’s comments on the Amendment that you conveyed by telephone on November 26, 2013. For your convenience, a summary of the Staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below. The responses will be included in Post Effective Amendment No. 34 to the Registrant’s registration statement to be filed under Rule 485(b) with effectiveness designated for December 23, 2013. Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

GENERAL

1.                  Comment: Please respond to these comments in a writing filed on EDGAR, include the appropriate Tandy responses in such writing and conform the disclosure throughout the registration statement to reflect revisions made to staff comments to specific sections of the registration statement or to Prudential Investment Portfolios 18 (“PIP 18”).

Response: The Fund will respond to the comments in a writing that is filed on EDGAR, and will include the appropriate Tandy responses in such writing. The disclosure has been conformed to reflect revisions made in response to staff comments throughout the registration statement as well as incorporating applicable revisions to PIP 18.

2. Comment: Review the Fund’s derivatives disclosure in light of the Letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, Derivatives-Related Disclosures by Investment Companies (July 30, 2010).

Response: The Fund has considered the Letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, Derivatives-Related Disclosures by Investment Companies (July 30, 2010) and submits that its disclosure is appropriate based on the guidance given in this letter.

3. Comment: The name of the Registrant on the cover is confusing. Since the name change has occurred, please consider using a parenthetical with the former name of the fund for future name changes.

Response: The Registrant will consider the staff’s comments for future fund name changes.

4. Comment: Please confirm that the font size used throughout the filing conforms to regulatory requirements.

Response: The Fund confirms that the font size is consistent with to regulatory requirements.

5. Comment: The Red Herring language as well as the other two paragraphs on the prospectus cover do not mesh with the requirements for Items 1 – 8 of Form N-1A, and may not be permitted in the prospectus summary.

Response: Please note that we discussed this comment with you and we agreed that the staff currently does not have an interpretation of Items 1 to 8 of Form N-1A that would prohibit such disclosures. With respect to the red herring language, Rule 481 under the 1933 Act requires such disclosure. With respect to the other disclosures, we understand that in the future the staff may request that we delete or revise such disclosures.

PROSPECTUS

6. Comment: In the fee table, (a) you may delete line items referring to all three classes of the Fund as to which no fee is being imposed; (b) in the Annual Fund Operating Expenses fee table please add a line item related to Acquired Fund fees, if applicable; (c) revise footnotes 2 and 3 to be responsive to Instruction 3(e) to Item 3 of Form N-1A, which discusses who can terminate the waivers and under what conditions; the terms “subject to review” in the footnotes is not sufficiently clear to comply with this instruction; (d) confirm whether there is there any chance for recoupment of the waivers by the Fund.

Response: (a) The Fund prefers to state “None” rather than delete the line items. (b) Such line item is not applicable to the Fund.
(c) The disclosure has been revised as requested.

(d) The Fund currently does not have a recoupment policy.

7. Comment: If the Fund may invest in emerging markets, please confirm that the disclosure appropriately reflects such investments.

Response: The Registrant confirms that emerging markets are not a principal investment strategy of the Fund. The Registrant has added disclosure about the risks of emerging markets to “Foreign Securities Risk” in the summary section.

8. Comment: On the top of page 11, in the third paragraph, an appendix should be added to the back of the prospectus for fixed income.

Response: The disclosure has been revised as requested.

9. Comment: In the disclosure relating to U.S. government and agency securities, in light of the debt crisis, consider adding addition disclosure regarding a potential downgrade of such securities. Additionally please confirm that the Fannie and Freddy Mae disclosure note that they are still in conservatorship.

Response: The Registrant revised the disclosure as requested. The prospectus already discloses that Fannie Mae and Freddie Mac are still in conservatorship.

STATEMENT OF ADDITIONAL INFORMATION

10. Comment: In the section entitled “Total Return Swap Agreements,” please note that the staff may change its position with respect to asset segregation and that such revisions could have a material impact on the Fund.

Response: The Fund confirms that it is aware that the staff is reviewing asset segregation of total return swaps.

The Registrant hereby acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Registrant may not assert

Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel